38. Risk management (Details 7) $ in Millions	Dec. 31, 2020 USD ($)
Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	$ 681	[1]
Probable scenario [member] | LIBOR 1M [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	10	[1]
Probable scenario [member] | LIBOR 3M [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	13	[1]
Probable scenario [member] | LIBOR 6M [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	414	[1]
Probable scenario [member] | CDI [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	83	[1]
Probable scenario [member] | TJLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	84	[1]
Probable scenario [member] | IPCA [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	77	[1]
Reasonably possible scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	795
Reasonably possible scenario [member] | LIBOR 1M [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	12
Reasonably possible scenario [member] | LIBOR 3M [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	15
Reasonably possible scenario [member] | LIBOR 6M [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	463
Reasonably possible scenario [member] | CDI [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	104
Reasonably possible scenario [member] | TJLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	105
Reasonably possible scenario [member] | IPCA [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	96
Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	909
Remote scenario [member] | LIBOR 1M [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	14
Remote scenario [member] | LIBOR 3M [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	17
Remote scenario [member] | LIBOR 6M [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	512
Remote scenario [member] | CDI [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	125
Remote scenario [member] | TJLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	126
Remote scenario [member] | IPCA [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with interest rate management	$ 115

[1]	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.